Income Taxes Relating to Continuing Operations - Summary of Income Tax Recognised in Profit or Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax
Recognised in current year	$ (206,792)	$ (191,808)	$ (187,427)
Deferred tax	(206,792)	(191,808)	(187,427)
Total income tax benefit	$ (206,792)	$ (191,808)	$ (187,427)